Deferred Income (Tables)	9 Months Ended
Sep. 30, 2026
Deferred Income
Summary of deferred income

	September 30,	December 31,
	2026	2025
	€1,000	€1,000
Payments from Eli Lilly and Company	13,578	17,552
Payments from Rett Syndrome Research Trust	—	—
Current portion	13,578	17,552

Payments from Eli Lilly and Company	9,422	21,394
Non-current portion	9,422	21,394

Total	23,000	38,946